Inventories (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
Inventory, Net [Abstract]
Metals in process	$ 187	$ 184
Gold on hand (dore/bullion)	65	77
Ore stockpiles	361	324
Uranium oxide and sulfuric acid	31	43
Supplies	275	255
Inventory Gross	919	883
Less: Heap leach inventory	(93)	(91)
Net Short Term Inventories	826	792
Inventory, Noncurrent [Abstract]
Metals in process	359	331
Ore stockpiles	75	27
Inventory Gross Long Term	434	358
Less: Heap leach inventory	(359)	(331)
Inventory, Noncurrent	$ 75	$ 27